UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Patriot Wealth Management, Inc.
Address:  5847 San Felipe, Suite 200
          Houston, TX 77057

13F File Number: 028-12304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300
Signature, Place and Date of Signing:

Todd Hanslik, Houston, TX    April 23, 2009



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        79

Form 13F Information Table Value Total:    114125


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

								FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/PUT/	     INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	PRNCALL	     DSCRETN	MANAGERSSOLE	SHARED	NONE
----------------------- --------------- --------------- -------------------	---	-------	--------------- ------	--------
3M COMPANY	        COM	       88579y101	1807	36340	SH		Sole				36340
ACTIVISION INC          COM            00507v109	339	32450	SH		Sole				32450
AIRGAS INC	        COM	       009363102	285	8420	SH		Sole				8420
ALBERTO CULVER CO       COM	       013078100	428	18923	SH		Sole				18923
APPLE COMPUTER INC      COM	       037833100	2490	23684	SH		Sole				23684
APPLIED MATERIAL INC    COM	       038222105	1693	157482	SH		Sole				157482
ASPEN INSURANCE HLDG    COM            g05384105	431	19180	SH		Sole				19180
AT& T INC	        COM	       00206r102	10425	413698	SH		Sole				216961
BANK NEW YORK MELLON    COM	       064058100	1982	70175	SH		Sole				70175
BANK OF AMERICA CORP    COM	       060505104	536	78636	SH		Sole				78636
BAXTER INTERNTL INC     COM	       071813109	2351	45909	SH		Sole				45909
BECKMAN COULTER INC     COM	       075811109	362	7105	SH		Sole				7105
BJS WHOLESALECLUB INC   COM	       05548j106	418	13052	SH		Sole				13052
BLACK AND DECKER CRP    COM            091797100	246	7790	SH		Sole				7790
BOK FINANCIAL CORP      COM	       05561q201	301	8725	SH		Sole				8725
BROADCOM CORP CL A      COM	       111320107	2316	115940	SH		Sole				115940
CHICOS FAS INC COM      COM	       168615102	385	71765	SH		Sole				71765
CISCO SYSTEMS INCCOM    COM	       17275r102	1670	99560	SH		Sole				99560
CITRIX SYS INC COM      COM	       177376100	339	14979	SH		Sole				14979
CME GROUP INC COM       COM	       12572q105	1691	6865	SH		Sole				6865
CVS CORP DELAWARE       COM	       126650100	1997	72651	SH		Sole				72651
DANAHER CORP DEL COM    COM	       235851102	1880	34682	SH		Sole				34682
DARDEN RESTAURANT INC   COM	       237194105	1562	45590	SH		Sole				45590
DAVITA INC COM	        COM	       23918k108	419	9528	SH		Sole				9528
DELL INC	        COM	       24702R101	190	20082	SH		Sole				20082
DENTSPLY INTL INC	COM	       249030107	330	12279	SH		Sole				12279
DEVRY INC DEL	        COM	       251893103	433	8990	SH		Sole				8990
DIAGEO PLC SPONSORED ADRCOM            25243q205	1493	33355	SH		Sole				33355
DST SYSTEMS INC DEL	COM	       233326107	272	7851	SH		Sole				7851
DUKE REALTY INVT INC COMCOM            264411505	107	19370	SH		Sole				19370
EBAY INC COM	        COM	       278642103	1198	95363	SH		Sole				95363
EL PASO CORPORATION	COM	       28336l109	326	52230	SH		Sole				52230
EXPEDITORS INTL WASH COMCOM            302130109	316	11160	SH		Sole				11160
EXXON MOBIL CORP     COMCOM	       30231g102	883	12968	SH		Sole				12968
FLOWSERVE CORP	        COM	       34354p105	205	3660	SH		Sole				3660
FMC TECHS INC        	COM            30249u101	218	6945	SH		Sole				6945
FREEPRT-MCMRAN CPR&GLD BCOM            35671d857	1416	37155	SH		Sole				37155
GENERAL ELECTRIC	COM	       369604103	909	89873	SH		Sole				89873
GILEAD SCIENCES INC COM	COM	       375558103	2587	55845	SH		Sole				55845
INTL GAME TECHNOLOGY	COM	       459902102	135	14632	SH		Sole				14632
ISHARE DJ TEL SC INX	COM	       464287713	2446	153477	SH		Sole				153477
ITRON INC	        COM	       465741106	256	5405	SH		Sole				5405
J P MORGAN CHASE & CO   COM	       46625H100	1408	52987	SH		Sole				52987
KOHLS CORP COM	        COM	       500255104	1643	38830	SH		Sole				38830
LUBRIZOL CORP	        COM	       549271104	301	8865	SH		Sole				8865
MANPOWER INC	        COM	       56418h100	252	7979	SH		Sole				7979
MICROSOFT CORP	        COM	       594918104	1826	99418	SH		Sole				99418
MIDCAP SPDR TR SER 1	COM	       595635103	13506	152453	SH		Sole				152453
MORGAN STANLEY	        COM	       617446448	1845	81020	SH		Sole				81020
NASDAQ STOCK MARKET COM	COM	       631103108	291	14862	SH		Sole				14862
NATIONAL-OILWELL VARCOC	COM	       637071101	756	26329	SH		Sole				26329
NEW YORK CMNTY BANCORP	COM	       649445103	277	24797	SH		Sole				24797
PFIZER INC DEL PV$0.05	COM	       717081103	1829	134276	SH		Sole				134276
POWER SHARES DYNAMIC	COM	       73935x625	114	11090	SH		Sole				11090
PRAXAIR INC	        COM	       74005p104	1756	26090	SH		Sole				26090
PRIDE INTERNATIONALINCDECOM	       74153q102	205	11400	SH		Sole				11400
ROPER INDS INC NEW COM	COM	       776696106	354	8349	SH		Sole				8349
SECTOR SPDR ENERGY	COM	       81369y506	8611	202795	SH		Sole				202795
SECTOR SPDR TR SBI INT	COM	       81369Y605	192	21760	SH		Sole				21760
SECTOR SPDR UTILITIES	COM	       81369y886	2868	112243	SH		Sole				112243
SPDR SERIES TRUST OILGASCOM	       78464a748	249	14935	SH		Sole				14935
SPDR SERIES TRUSTS&PHOMECOM	       78464a888	1290	121449	SH		Sole				121449
STANDARD&POORS DEP RCPT	COM	       78462f103	9309	117063	SH		Sole				117063
STREETTRACKS GOLD TR 	COM	       78463v107	263	2908	SH		Sole				2908
TAIWAN SEMICONDUCTOR	COM	       874039100	1800	201080	SH		Sole				201080
TARGET CORP       	COM	       87612e106	1854	53898	SH		Sole				53898
THERMO ELECTRON CORP	COM	       883556102	1800	50455	SH		Sole				50455
UNISYS CORP COM	        COM	       909214108	8	15302	SH		Sole				15302
US BANCORP (NEW)	COM	       902973304	1220	83505	SH		Sole				83505
VECTREN CORP COM	COM	       92240G101	371	17579	SH		Sole				17579
VIACOM INC NEW     CL B	COM	       92553p201	309	17790	SH		Sole				17790
"VIACOM, INC. CLASS A"	COM	       92553P102	1107	59304	SH		Sole				59304
WAL-MART STORES INC	COM	       931142103	2643	50737	SH		Sole				50737
ISHARES TR MSCI EAFE IDXCOM	       464287465	362	9634	SH		Sole				9634
MONSTER WORLDWIDE INC 	OTR	       611742107	106	13000	SH		Sole				13000
POWERSHS DB MULTI SECT 	OTR	       73936b200	1767	56200	SH		Sole				56200
BARCLAYS BANK PLC SPON 	PRF	       06739h776	266	22715	SH		Sole				22715
ROYAL BK SCOTLAND GRP SPPRF	       780097788	225	41616	SH		Sole				41616
TORTOISE ENERGY INFR COMPRF	       89147L100	1069	51378	SH		Sole				51378
